Short-Term Investments	12 Months Ended
Jun. 30, 2023
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	June 30, 2023	June 30, 2022
Bonds	$198,375	$192,398

The Company acquired bonds issued by other corporations from various industries through the open market. These bonds were held to receive coupon interest payments and to realize potential gains. The bonds may also be disposed on demand through the open market should the Company require funds for operational or investment needs. The Company accounts for the bonds at fair value at each reporting date.

The continuity of short-term investments is summarized as follows:

Amount
Balance, July 1, 2021	$143,914
Gain on fair value change	48,484
Balance, June 30, 2022	$192,398
Gain on fair value change	5,977
Balance, June 30, 2023	$198,375